IVY FUNDS

Supplement dated March 31, 2006
to
Ivy Equity Funds Prospectus dated July 30, 2005
as supplemented September 13, 2005, November 29, 2005, February 13, 2006,
February 17, 2006 and March 22, 2006

At a meeting of the Board of Directors of Ivy Funds, Inc. and the Board of Trustees of Ivy Funds (Directors), held on August 31, 2005, the Directors unanimously approved, and recommended that shareholders of Ivy International Growth Fund approve, the merger of Ivy International Growth Fund into Ivy International Fund. In connection with the proposed merger, the Directors approved the adoption of a lower investment management fee for Ivy International Fund, as well as the Ivy International Value Fund. The lower fees become effective on the date of the completion of the merger of Ivy International Growth Fund into Ivy International Fund (which was approved by a majority of the outstanding shares of Ivy International Growth Fund on March 17, 2006) scheduled for March 27, 2006. As of that date, the Ivy International Growth Fund will cease to exist and its shares will no longer be offered to the public.

The following replaces the disclosure regarding the Annual Fund Operating Expenses for Ivy International Fund and Ivy International Value Fund in the section entitled "Fees and Expenses":

Ivy International Fund

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class Y
deducted from Fund assets)	--------	--------	--------	--------

Management Fees[5]	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.19%[4]	1.00%	1.00%	0.25%
Other Expenses	0.43%	0.75%	0.64%	0.40%
Total Annual Fund Operating
Expenses	1.47%	2.60%	2.49%	1.50%
[4]The annual 12b-1 fee for Class A shares of the Fund may equal up to 0.25% on net assets attributable to outstanding shares issued on or after January 1, 1992. Since the calculation of the annual 12b-1 fee does not take into account shares outstanding prior to January 1, 1992, this arrangement results in a rate of 12b-1 fee that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund.

[5]The Management Fee for Ivy International Fund was lowered to 0.85% from 1.00%, effective March 27, 2006.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$716	$1,013	$1,332	$2,231
Class B Shares	663	1,108	1,480	2,659[1]
Class C Shares	252[2]	776	1,326	2,826
Class Y Shares	153	474	818	1,791

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$716	$1,013	$1,332	$2,231
Class B Shares	263	808	1,380	2,659[1]
Class C Shares	252	776	1,326	2,826
Class Y Shares	153	474	818	1,791
[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy International Value Fund

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class Y
deducted from Fund assets)	--------	--------	--------	--------

Management Fees[4]	0.85%	0.85%	0.850%	0.85%
Distribution and Service
(12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	0.75%	0.76%	0.79%	0.58%
Total annual Fund operating expenses	1.85%	2.61%	2.64%	1.68%
[4]The Management Fee for Ivy International Value Fund was lowered to 0.85% from 1.00%, effective March 27, 2006.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$752	$1,123	$1,518	$2,619
Class B Shares	664	1,111	1,485	2,760[1]
Class C Shares	267[2]	820	1,400	2,973
Class Y Shares	171	530	913	1,987

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$752	$1,123	$1,518	$2,619
Class B Shares	264	811	1,385	2,760[1]
Class C Shares	267	820	1,400	2,973
Class Y Shares	171	530	913	1,987
[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

The following replaces the disclosure regarding the management fee for Ivy International Fund and Ivy International Value Fund in the section entitled "Management Fee":

Effective March 27, 2006, the following management fee structure will apply to Ivy International Fund and Ivy International Value Fund:

The management fee is payable by a Fund at the annual rates of:

  Ivy International Fund, Ivy International Value Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.70% of net assets over $3 billion[1]

[1]For assets in excess of $3 billion, IICO has agreed to reduce its advisory fees from 0.76% to 0.70%.

The following information supplements the disclosure regarding the management of Ivy International Balanced Fund in the Section entitled "Portfolio Management":

Ivy International Balanced Fund: Edgerton Tucker Scott III, Alexander C. Calvo and Michael Hasenstab, Ph.D. are primarily responsible for the day-to-day management of Ivy International Balanced Fund. Each of Messrs. Scott and Calvo has held his Fund responsibilities since the inception of the Fund in December 2003.

Dr. Hasenstab has held his Fund responsibilities since March 2006. He joined Franklin Templeton Investments in July 1995, and, after taking a leave of absence to obtain his Ph.D., rejoined the company in April 2001. Dr. Hasenstab is Vice President, Co-Director of International Fixed Income, and portfolio manager for Franklin Templeton Investments' International Bond Department. Dr. Hasenstab earned a Ph.D. in economics from the Asis Pacific School of Economics and Management at Australian National University, a master's degree in economics of development from the Australian National University, and a B.A. in international relations/political economy from Carleton College in the United States.

The following information replaces the disclosure regarding the management of Ivy European Opportunities Fund in the section entitled "Portfolio Management":

Effective April 1, 2006, Paul Casson will be responsible for the day-to-day management of the Ivy European Opportunities Fund. Mr. Casson joined Henderson Global Investors in 2005 as Associate Director of Pan-European Equities. Prior to joining Henderson Global Investors, he was associated with SVM Asset Management as a Fund Manager for Pan-European Equities. He earned BSc and MSc degrees in Accounting from Queens University Belfast, and an MSc in Investment Analysis from the University of Stirling.

Mr. Casson succeeds Stephen Peak as portfolio manager for the Fund. Although Mr. Peak will no longer be responsible for the day-to-day management of the Fund, he will, in his position as Head of Pan-European Equities for Henderson, lead the management team of which Mr. Casson is a member.

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